ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

18. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2012 and 2011, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2012	2011
Balance, beginning of the year	$69,717	$78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)

Balance, end of the year	$90,986	$69,717

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate.